LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD
Operating lease:
Right-of-use assets, net	$6,156,518	$3,690,451	$474,296

Lease liabilities:
Current lease liabilities	$3,415,438	$3,423,397	$439,974
Non-current lease liabilities	3,232,622	555,297	71,367
Total lease liabilities	$6,648,060	$3,978,694	$511,341

SCHEDULE OF SUPPLEMENTAL INFORMATION ABOUT OPERATING LEASE

Other supplemental information about the Company’s operating lease as of September 30,

	2024	2025
Weighted average discount rate	5.6%	4.9%
Weighted average remaining lease term (years)	1.8-1.9 years	0.1-1.7 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE UNDER COMPANY’S OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of September 30, 2025 in the next two years:

For the year ending September 30,	HKD	USD

2026	$3,510,006	$451,105
2027	560,000	71,971
Total minimum lease payments	4,070,006	523,076
Less: imputed interest	(91,312)	(11,735)
Future minimum lease payments	$3,978,694	$511,341